Segment Reporting - Revenues (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 396,517,000	$ 425,836,000	$ 1,453,376,000	$ 1,375,106,000
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	(7,096,000)	0	(11,712,000)
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	148,935,000	149,655,000	437,027,000	452,459,000
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	148,935,000	148,058,000	437,027,000	445,731,000
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	1,597,000	0	6,728,000
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	170,240,000	187,444,000	758,632,000	632,612,000
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	77,342,000	95,833,000	257,717,000	301,747,000
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	16,245,000	44,558,000	90,965,000	151,824,000
Teekay Parent | Corporate and Other [Member] | Operating Segments
Segment Reporting Information [Line Items]
Revenues	$ 61,097,000	$ 51,275,000	$ 166,752,000	$ 149,923,000